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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING


                                                                    OMB APPROVAL
                                                           OMB Number. 3235-0058
                                                         Expires: April 30, 2009
                                                        Estimated average burden
                                                   hours per response ..... 2.50
                                                      SEC FILE NUMBER: 000-12950
                                                       CUSIP NUMBER: ###-##-####

(Check one): |X| Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q
             [ ] Form N-SAR [ ] Form N-CSR

                  For Period Ended:  June 30, 2009
                                   ---------------
                  [ ] Transition Report on Form 10-K
                  [ ] Transition Report on Form 20-F
                  [ ] Transition Report on Form 11-K
                  [ ] Transition Report on Form 10-Q
                  [ ] Transition Report on Form N-SAR
                  [ ] For the Transition Period Ended:
                                                       -------------------------

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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.

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If the notification relates to a portion of the filing checked above identify the Items to which the notification relates:_______________

                         PART I - REGISTRANT INFORMATION

ALLIANCE PHARMACEUTICAL CORP.
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Full Name of Registrant


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Former Name if Applicable

7590 FAY AVENUE, SUITE 404
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Address of Principal Executive Office (Street and Number)

LA JOLLA, CALIFORNIA 92037
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City, State and Zip Code

                        PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X|      (a)      The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.



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                              PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

         Because of Alliance Pharmaceutical Corp.'s (the "Company") severe current liquidity problem and shortage of working capital, it cannot pay the independent registered accounting firm for the audit of its financial statements included in its Annual Report on Form 10-K for the year ended June 30, 2009. Therefore, the Company has been unable to have its independent registered accounting firm commence the audit of its financial statements for the year ended June 30, 2009. Until such time as the Company is able to have its independent registered accounting firm complete an audit of its June 30, 2009 annual financial statements, the Company will be unable to file its annual report on Form 10-K which includes, among other items, financial statements for the year ended June 30, 2009 audited by an independent registered accounting firm. The Company is currently seeking to raise the funds necessary to have its independent registered accounting firm audit its financial statements for the year ended June 30, 2009 and for other purposes. No assurance can be given as to when such funds can be raised, the terms of any transaction whereby the funds may be raised or when, if ever, that an audit can be completed. As a result the Company does not anticipate filing its Annual Report on Form 10-K for the year ended June 30, 2009 on or before the expiration of the fifteenth (15th) calendar day following its prescribed due date.

(Attach extra Sheets if Needed)

                           PART IV--OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification.

Jack DeFranco, Chief Operating Officer                    (858) 779-1458
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          (Name)                                   (Area Code)(Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports(s).

                                                               |X| Yes or [ ] No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                               [ ] Yes or |X| No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


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                          ALLIANCE PHARMACEUTICAL CORP.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date September 30, 2009               By: /s/ Jack DeFranco
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                                          Jack DeFranco, Chief Operating Officer